LEASES - Right of Use Lease Assets And Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Right-of-use assets, net	$ 285	$ 475
Current liabilities
Lease liability, current - Operating Leases	230	206
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	19	239
Total lease liabilities	$ 249	$ 445